Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of earnings per share

	At December 31,
	2023	2022	2021
Income / (loss) attributable to equity holders of the Group	239,506	168,166	(117,755)
Weighted average number of shares (thousands) (Note 32. c)	160,891	160,755	160,500
Basic earnings per share of the year	1.49	1.05	(0.73)

	At December 31,
	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Group	1.49	1.05	(0.60)
From discontinued operations	—	—	(0.13)
Total basic earnings per share attributable to the ordinary equity holders of the Group	1.49	1.05	(0.73)

	At December 31,
	2023	2022	2021
Income / (loss) attributable to equity holders of the Group	239,506	168,166	(117,755)
Weighted average number of shares and potential ordinary shares (thousands) (Note 32.c)	161,058	160,795	160,500
Diluted earnings per share of the year	1.49	1.05	(0.73)

	At December 31,
	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Group	1.49	1.05	(0.60)
From discontinued operations	—	—	(0.13)
Total diluted earnings per share attributable to the ordinary equity holders of the Group	1.49	1.05	(0.73)

	At December 31,
	2023	2022	2021
Weighted average number of shares outstanding	163,223	163,223	163,223
Weighted average number of treasury shares	(2,332)	(2,468)	(2,723)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	160,891	160,755	160,500
Adjustments for calculation of diluted earnings per share:
Equity settled share based payment (1)	167	40	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	161,058	160,795	160,500
(1) Rights to equity settled share based payment granted to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee (Note 30) are included in the calculation of diluted earnings per share, assuming all outstanding rights will vest. The rights are not included in the determination of basic earnings per share